To Our Contract Owners:                                        February 11, 2000

I am pleased to provide you with your Annual Report for New England Variable Annuity Fund I. This report reviews the performance of the fund through 1999 and lists the holdings in the portfolio as of December 31, 1999. The report also contains the complete investment history of this twenty-nine year old fund on both a year by year and cumulative basis.

The proven long-term investment record of this fund is most impressive. In addition to the performance of the fund, there are a number of other benefits to owning your variable annuity. It is ideally suited for retirement planning since you are provided with a hedge against inflation, a guaranteed minimum death benefit and variable and fixed payout options, including options that provide payments for your lifetime. Your annuity contract will also provide for immediate payment of death proceeds to your named beneficiary without incurring the long delays and costs of probate.

If you would like more information about this investment opportunity, please contact your New England Financial representative.

                                        Sincerely,

                                        /s/ Hugh C. McHaffie
                                        Hugh C. McHaffie
                                        Senior Vice President Annuity Product
                                        Management
                                        New England Life Insurance Company

NOTE: Investment performance results contained in this report are not a prediction of future returns and, except for the average annual total returns, do not reflect the deduction of the maximum 6% sales load, the maximum 3% administrative charge or 3.5% premium tax, if applicable. If included, these charges would reduce performance figures. The investment return on and principal value of your investment will fluctuate, so that your contract may be worth more or less than you invested.

NATIONAL ASSOCIATION OF SECURITIES DEALERS DISCLOSURE

The National Association of Securities Dealers Regulation, Inc. (NASDR) has a "Public Disclosure Program" which provides current and historical information on registered representatives and Financial Institutions registered with the NASD. If you would like information pertaining to the "Public Disclosure Program", including an informational brochure that describes the program, you may contact the NASD directly by calling the NASDR, Inc. Public Disclosure Hotline at 800-289-9999 or by visiting the NASDR, Inc.'s website at NASDR.com.

If you would like to contact New England Financial concerning any aspect of your account or our products and services, please call us directly at 800-435-4117.

NEW ENGLAND VARIABLE ANNUITY FUND I
INVESTMENT RECORD (Unaudited)

PERCENT CHANGE IN UNIT VALUE*

                                                                  New England
                                                                Variable Annuity
                                                                     Fund I
      28 years 9 months ended December 31, 1999................     +3,207.7%
      20 years ended December 31, 1999.........................     +2,721.6%
      15 years ended December 31, 1999.........................       +971.4%
      10 years ended December 31, 1999.........................       +379.4%
       5 years ended December 31, 1999.........................       +221.7%
       1 year ended December 31, 1999..........................        +17.5%

* The percentage figures for the Fund are based upon beginning accumulation unit values for the periods shown of $1.157298, $1.356685, $3.572709, $7.984578, $11.899473, and $32.575691, respectively.

The periods selected cover the period since the Fund first commenced business, the last twenty years, the last fifteen years, the last ten years, the last five years and the past year. The results should be considered in light of the Fund's investment objective and policies, the characteristics and quality of its portfolio securities, and the periods selected. Inasmuch as the Fund does not distribute investment income, the investment record reflects reinvestment of such income. The investment record for the Fund also reflects charges, at an effective annual rate of approximately 1.26%, made for investment management and mortality and expense risks. It also reflects certain other expenses to the Fund, currently at an annual rate of .04%.

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUE TABLE (Unaudited)

                       Accumulation   %
Date                    Unit Value  Change
March 25, 1971........  $1.157298     --
December 31, 1971.....   1.180085   + 2.0
December 31, 1972.....   1.324345   +12.2
December 31, 1973.....   1.144645   -13.6
December 31, 1974.....   0.786512   -31.3
December 31, 1975.....   0.981727   +24.8
December 31, 1976.....   1.147484   +16.9
December 31, 1977.....   1.077867   - 6.1
December 31, 1978.....   1.180390   + 9.5
December 31, 1979.....   1.356685   +14.9
December 31, 1980.....   1.907809   +40.6
December 31, 1981.....   2.046992   + 7.3
December 31, 1982.....   3.254033   +59.0
December 31, 1983.....   3.943886   +21.2
December 31, 1984.....   3.572709   - 9.4

                       Accumulation   %
Date                    Unit Value  Change
December 31, 1985.....  $4.823900   +35.0
December 31, 1986.....   6.156190   +27.6
December 31, 1987.....   7.017161   +14.0
December 31, 1988.....   6.745649   - 3.9
December 31, 1989.....   7.984578   +18.4
December 31, 1990.....   8.383448   + 5.0
December 31, 1991.....  11.835525   +41.2
December 31, 1992.....  11.576959   - 2.2
December 31, 1993.....  12.850577   +11.0
December 31, 1994.....  11.899473   - 7.4
December 31, 1995.....  16.523266   +38.9
December 31, 1996.....  20.079854   +21.5
December 31, 1997.....  24.547721   +22.3
December 31, 1998.....  32.575691   +32.7
December 31, 1999.....  38.279606   +17.5

The above table indicates the accumulation unit value of the Fund on March 25, 1971, the date of the first sale, and on the last valuation date of each twelve month period from December 31, 1971 through December 31, 1999, together with the percentage change in accumulation unit values during each such period.

-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Unaudited)

The average annual total return of the Fund on a single purchase payment of $1,000 for the 1, 5 and 10 year periods ending December 31, 1999 was 4.3%, 23.3% and 15.6%, respectively, assuming deduction of the 3.5% maximum premium tax. Assuming no premium tax deduction, the average annual total return on a $1,000 purchase payment for the same periods was 8.1%, 24.2% and 16.0%, respectively. These performance results represent past performance. These results reflect the deduction of the maximum sales and administrative load of 9% of the first $46 and 8% of the balance of the purchase payment (after premium tax, if any).

-------------------------------------------------------------------------------

NEW ENGLAND VARIABLE ANNUITY FUND I
PORTFOLIO REVIEW



                       TEN LARGEST COMMON STOCK HOLDINGS
                            AS OF DECEMBER 31, 1999

                                                                       Percent
                                                             Market    of Total
      Company                                                Value    Net Assets
      -------                                              ---------- ----------
      Koninklijke Philips Electron........................ $5,267,700    6.8%
      Alcoa, Inc..........................................  5,054,700    6.5
      Micron Technology, Inc..............................  4,392,875    5.7
      Telefonos de Mexico.................................  4,162,500    5.4
      Apple Computer, Inc.................................  4,112,500    5.3
      Pohang Iron & Steel Ltd.............................  3,815,000    4.9
      Inco Ltd............................................  3,760,000    4.9
      Anheuser-Busch Cos, Inc.............................  3,720,937    4.8
      Tricon Global Restaurants, Inc......................  3,514,875    4.5
      Applied Materials, Inc..............................  3,395,225    4.4

PORTFOLIO CHANGES
Shares owned at December 31, 1999 compared to shares owned December 31, 1998

          NEW SECURITIES ADDED
                                  Shares
                                  ------
AFLAC, Inc......................   68,000
Alcan Aluminium, Ltd............   38,000
Alcoa, Inc......................   60,900
Apartment Investment &
 Management Co .................   42,900
Apple Computer, Inc.............   40,000
Applied Materials, Inc..........   26,800
Boston Properties, Inc..........   52,500
CVS Corp........................   61,000
Deere & Co......................   40,000
General Growth Properties, Inc..   65,500
Hershey Foods Corp..............   42,000
Inco Ltd........................  160,000
Koninklijke Philips Electron....   39,020
McDonald's Corp.................   38,500
Mirage Resorts, Inc.............  183,500
Pohang Iron & Steel Ltd.........  109,000
Telecomunicacoes Brasileiras....   11,500
Telefonos de Mexico.............   37,000
Teradyne, Inc...................   32,900
Total Fina......................   19,500
Tricon Global Restaurants, Inc..   91,000
Vornado Realty Trust............   48,000

         SECURITIES ELIMINATED
                                  Shares
                                  ------
American General Corp...........   49,000
American International Group,
 Inc............................   37,125
Bank New York, Inc..............  109,500
BankAmerica Corp................   60,000
Burlington Northern Santa Fe
 Corp...........................  103,000
Chase Manhattan Corp............   76,500
First Union Corp................   15,000
Firstar Corp....................   52,000
International Business Machines.   24,000
Intel Corp......................   37,000
Jefferson Pilot Corp............   22,000
Philip Morris Companies, Inc....   96,000
Sun Microsystems, Inc...........   29,000
UNUM Corp.......................   26,000
Volkswagen AG...................  267,000
Wal-Mart Stores, Inc............   69,000

NEW ENGLAND VARIABLE ANNUITY FUND I
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999


         COMMON STOCKS--98.0% OF TOTAL NET ASSETS

                                                                          Value
  Shares                                                               (Note 2)
  ------                                                            -----------
         ALUMINIUM--8.6%
  38,000 Alcan Aluminium, Ltd. ..................................   $ 1,565,125
  60,900 Alcoa, Inc. ............................................     5,054,700
                                                                    -----------
                                                                      6,619,825
                                                                    -----------
         BEVERAGES & TOBACCO--4.8%
  52,500 Anheuser-Busch Cos, Inc. ...............................     3,720,937
                                                                    -----------
         COMPUTER SOFTWARE & SERVICES--2.7%
  22,000 Computer Sciences Corp.* ...............................     2,081,750
                                                                    -----------
         CONSUMER DURABLES--6.8%
  39,020 Koninklijke Philips Electron ...........................     5,267,700
                                                                    -----------
         ELECTRONIC & COMMUNICATION EQUIPMENT--4.1%
  16,800 Nokia Corp. ............................................     3,192,000
                                                                    -----------
         ELECTRONIC COMPONENTS--8.6%
  56,500 Micron Technology, Inc.* ...............................     4,392,875
  23,100 Texas Instruments, Inc. ................................     2,237,812
                                                                    -----------
                                                                      6,630,687
                                                                    -----------
         FOOD--RETAILERS/WHOLESALERS--2.6%
  42,000 Hershey Foods Corp. ....................................     1,995,000
                                                                    -----------
         HOTELS & RESTAURANTS--6.6%
  38,500 McDonald's Corp. .......................................     1,552,031
  91,000 Tricon Global Restaurants, Inc.* .......................     3,514,875
                                                                    -----------
                                                                      5,066,906
                                                                    -----------
         INSURANCE--4.2%
  68,000 AFLAC, Inc. ............................................     3,208,750
                                                                    -----------
         LEISURE--3.6%
 183,500 Mirage Resorts, Inc.* ..................................     2,809,844
                                                                    -----------
         LIGHT CAPITAL GOODS--7.2%
  26,800 Applied Materials, Inc.* ...............................     3,395,225
  32,900 Teradyne, Inc.* ........................................     2,171,400
                                                                    -----------
                                                                      5,566,625
                                                                    -----------
         MACHINERY--2.2%
  40,000 Deere & Co. ............................................     1,735,000
                                                                    -----------
         METALS & MINING--4.9%
 160,000 Inco Ltd.* .............................................     3,760,000
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
PORTFOLIO OF INVESTMENTS -- Continued


          COMMON STOCKS -- CONTINUED
                                                                          Value
   Shares                                                              (Note 2)
   ------                                                           -----------

          MICROCOMPUTERS--5.3%
   40,000 Apple Computer, Inc.* .................................   $ 4,112,500
                                                                    -----------
          OIL--MAJOR INTEGRATED--1.7%
   19,500 Total Fina ............................................     1,350,375
                                                                    -----------
          REAL ESTATE INVESTMENT TRUSTS--8.7%
   42,900 Apartment Investment & Management Co. .................     1,707,956
   52,500 Boston Properties, Inc. ...............................     1,634,063
   65,500 General Growth Properties, Inc. .......................     1,834,000
   48,000 Vornado Realty Trust ..................................     1,560,000
                                                                    -----------
                                                                      6,736,019
                                                                    -----------
          RETAIL--3.2%
   61,000 CVS Corp. .............................................     2,436,188
                                                                    -----------
          STEEL--4.9%
  109,000 Pohang Iron & Steel Ltd. ..............................     3,815,000
                                                                    -----------
          TELEPHONE--7.3%
   11,500 Telecomunicacoes Brasileiras ..........................     1,477,750
   37,000 Telefonos de Mexico ...................................     4,162,500
                                                                    -----------
                                                                      5,640,250
                                                                    -----------

          TOTAL COMMON STOCKS
          (average cost $63,547,814).............................    75,745,356
                                                                    -----------

          CORPORATE SHORT-TERM NOTES--0.8% OF TOTAL NET ASSETS

   Face
  Amount
  ------
 $635,000 American Express Credit Corp., 4.25% due 1/3/00 .......       635,000
                                                                    -----------

          TOTAL CORPORATE SHORT-TERM NOTES
          (average cost $635,000)................................       635,000
                                                                    -----------

          TOTAL INVESTMENTS--98.8%
          (average cost $64,182,814).............................    76,380,356
                                                                    -----------

          Other assets in excess of other liabilities--1.2% .....       886,484
                                                                    -----------

          TOTAL NET ASSETS--100%                                    $77,266,840
                                                                    ===========

          *Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I

STATEMENT OF
ASSETS AND LIABILITIES
December 31, 1999

ASSETS
 Investments at value (average cost $64,182,814)(Note 2)........... $76,380,356
 Receivable for investments sold...................................   2,800,165
 Dividends and interest receivable.................................      66,668
                                                                    -----------
    Total assets...................................................  79,247,189
                                                                    -----------
LIABILITIES
 Payable for investments purchased.................................   1,725,116
 Payable for investment advisory fees (Note 4).....................      19,207
 Payable for mortality and expense risks (Note 5)..................      56,071
 Payable for other direct expenses (Note 4)........................      30,705
 Payable to bank...................................................     149,250
                                                                    -----------
    Total liabilities..............................................   1,980,349
                                                                    -----------
NET ASSETS......................................................... $77,266,840
                                                                    ===========
Net assets attributable to variable annuity contractholders
 1,805,042 accumulation units at $38.28 per unit................... $69,096,281
Annuity reserves (Note 2)..........................................   8,170,559
                                                                    -----------
                                                                    $77,266,840
                                                                    ===========

STATEMENT OF
OPERATIONS
For the year ended December 31, 1999

INVESTMENT INCOME (Note 2)
 INCOME
 Dividends (net of foreign tax credit of $76,204).................  $ 1,292,135
 Interest.........................................................       43,877
                                                                    -----------
   Total income...................................................    1,336,012
                                                                    -----------
 EXPENSES
 Mortality and expense risks (Notes 2 and 5)......................      668,188
 Investment advisory fee (Note 4).................................      229,509
 Other direct expenses (Note 4)...................................       36,197
                                                                    -----------
   Total expenses.................................................      933,894
                                                                    -----------
 NET INVESTMENT INCOME............................................      402,118
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 3)
 Net realized gain from investments sold..........................   17,597,004
 Net change in unrealized depreciation of investments.............   (5,988,129)
                                                                    -----------
   Net gain on investments........................................   11,608,875
                                                                    -----------
Increase in net assets resulting from operations..................  $12,010,993
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
STATEMENTS OF CHANGES IN NET ASSETS

                                            FOR THE YEARS ENDED DECEMBER 31,
                                            ----------------------------------
                                                  1999              1998
                                            ----------------  ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
 Net investment income..................... $        402,118  $        317,971
 Realized net gain from investments sold...       17,597,004        11,255,524
 Change in unrealized appreciation
  (depreciation) of investments............       (5,988,129)       10,036,280
                                            ----------------  ----------------
 Increase in net assets resulting from
  operations...............................       12,010,993        21,609,775
                                            ----------------  ----------------
CHANGES FROM PRINCIPAL TRANSACTIONS
 Purchase payments, less sales and
  administrative expenses and applicable
  premium taxes (Note 4)...................          388,326           320,036
 Contract terminations.....................      (14,269,358)      (13,539,514)
 Annuity payments..........................         (921,771)         (785,818)
 Adjustments to annuity reserves (Note 2)..          328,710           298,268
                                            ----------------  ----------------
 Decrease in net assets resulting from
  principal transactions...................      (14,474,093)      (13,707,028)
                                            ----------------  ----------------
 Total increase (decrease) in net assets...       (2,463,100)        7,902,747
NET ASSETS
 Beginning of year.........................       79,729,940        71,827,193
                                            ----------------  ----------------
 End of year............................... $     77,266,840  $     79,729,940
                                            ================  ================

   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
SUPPLEMENTARY INFORMATION--
Selected Per Unit Data and Ratios

  Selected data for an accumulation unit outstanding throughout each year and ratios are as follows:

                                      YEAR ENDED DECEMBER 31,
                         -----------------------------------------------------
                           1999       1998       1997       1996       1995
                         ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 beginning of year......    $32.58     $24.55     $20.08     $16.52     $11.90
                         ---------  ---------  ---------  ---------  ---------
Per unit data
 Investment income......       .60        .50        .29        .28        .24
 Expenses...............      (.44)      (.38)      (.32)      (.24)      (.19)
                         ---------  ---------  ---------  ---------  ---------
 Net investment income
  (loss)................       .16        .12       (.03)       .04        .05
 Net realized and
  unrealized gain on
  investments...........      5.54       7.91       4.50       3.52       4.57
                         ---------  ---------  ---------  ---------  ---------
 Net increase in net
  asset value...........      5.70       8.03       4.47       3.56       4.62
                         ---------  ---------  ---------  ---------  ---------
 Net Asset Value, end of
  year..................    $38.28     $32.58     $24.55     $20.08     $16.52
                         =========  =========  =========  =========  =========
Total Return (%)........      17.5       32.7       22.3       21.5       38.9
Ratios
 Ratio of operating
  expenses to average
  net assets (%)........      1.30       1.34       1.35       1.34       1.35
 Ratio of net investment
  income to average net
  assets (%)............       .48        .44       (.09)       .22        .34
Portfolio turnover (%)..    204.32     195.15     209.18     196.25     228.26
Number of accumulation
 units outstanding at
 end of year............ 1,805,042  2,219,809  2,694,327  3,012,611  3,399,132

   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
NOTES TO FINANCIAL STATEMENTS

1.Nature of Operations

New England Variable Annuity Fund I (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund is sold for use with various retirement plans that are qualified under the Internal Revenue Code, for individual use, and for use with plans and trusts that are not qualified under the Internal Revenue Code. The operations of the Fund are part of Metropolitan Life Insurance Company (the "Insurance Company"). Prior to August 30, 1996, the Fund was a part of New England Mutual Life Insurance Company ("New England Mutual"). Effective August 30, 1996, New England Mutual merged into the Insurance Company. New England Life Insurance Company, a subsidiary of the Insurance Company, is the designated office for contract-holder services. No new contracts are being offered at this time, but holders of existing flexible payment deferred contracts may continue to make purchase payments.

2.Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund.

A. Security valuation. Investments in common stocks traded on a national securities exchange or on the NASDAQ national market system are valued at their last reported sales prices on the principal exchange, or if there was no reported sale during the day and for over-the-counter securities not so listed, at the last reported bid prices. Corporate short-term notes are stated at cost, which approximates fair value.

B. Security transactions and related investment income. Security transactions are accounted for on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net investment income and net realized and unrealized gain (loss) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the net assets of the Fund as of the beginning of the valuation period.

C. Federal income taxes. The Fund is not taxed separately because the operations of the Fund are part of the total operations of the Insurance Company. The Insurance Company is taxed as a life insurance company under the Internal Revenue Code. The Fund will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Fund.

D. Annuity reserves. Annuity reserves are computed for currently payable contracts according to the 1983-a Mortality Tables. The assumed interest rate may be 0%, 3.5% or 5% as elected by the annuitant and as regulated by the laws of the respective states. Adjustments to annuity reserves are reimbursed to or from the Insurance Company. For contracts payable on or after January 1, 1998 annuity reserves will be computed according to the Annuity 2000 Mortality Tables.

E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NEW ENGLAND VARIABLE ANNUITY FUND I
NOTES TO FINANCIAL STATEMENTS -- Continued


3.Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments (other than short-term securities) for the year ended December 31, 1999 were $151,690,496 and $166,573,380, respectively. Gains and losses from sales of investments are computed on the basis of average cost.

4.Advisory and Service Fees With Affiliates

During the year ended December 31, 1999, the Fund incurred investment management fees of $229,509, payable to the Fund's investment adviser, Capital Growth Management Limited Partnership, an affiliate of the Insurance Company. The advisory agreement provides for a fee at the annual rate of 0.3066% of the average net assets of the Fund. Deductions from purchase payments for sales and administrative expenses, which for the year ended December 31, 1999, amounted to $14,489, were retained by the Insurance Company.

Effective January 1, 1995, the audit and managers fees have been borne by the Fund. A charge is deducted daily against the Fund based on estimated audit and manager fees. This daily charge is reviewed on a quarterly basis and adjusted as necessary. Any excess or deficiency in the daily charge relative to incurred expenses is applied to future periods in the quarterly review. For the year ended December 31, 1999 the charges to the Fund amounted to $36,197.

5.Mortality and Expense Risks

Although variable annuity payments differ according to the investment performance of the Fund, they are not affected by mortality or expense experience because the Insurance Company assumes the expense risk and the mortality risk under the contracts. The Insurance Company charges the Fund assets for assuming those risks. During 1999, the mortality and expense risk charges totaled $668,188.

The expense risk assumed by the Insurance Company is the risk that the deductions for sales and administrative expenses and for investment advisory services provided for in the variable annuity contract may prove insufficient to cover the cost of those items.

The mortality risk assumed by the Insurance Company has two elements: a life annuity mortality risk and, for deferred annuity contracts, a minimum death refund risk.

The life annuity mortality risk results from a provision in the contract in which the Insurance Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

Under deferred annuity contracts, the Insurance Company also assumes a minimum death refund risk by providing that there will be payable, on the death of the annuitant during the accumulation period, an amount equal to the greater of (1) the aggregate purchase payments made, without interest, adjusted for any partial surrender, and (2) the value of the contract as of the death valuation date.

If those deductions are insufficient to cover the cost of the expense and mortality risks assumed by the Insurance Company, the Insurance Company absorbs the resulting losses and makes sufficient transfers

NEW ENGLAND VARIABLE ANNUITY FUND I
NOTES TO FINANCIAL STATEMENTS -- Continued

to the Fund from its general assets. Conversely, if those deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, the excess is transferred to the Insurance Company.

6.Related Parties

The Chairman of the Board of Managers and one manager of the Fund are also officers of New England Life Insurance Company.

7.Increase (Decrease) in Accumulation Units

                                                           For the years ended
                                                              December 31,
                                                           --------------------
                                                             1999       1998
                                                           ---------  ---------
 Units purchased..........................................    28,117     14,318
 Units redeemed...........................................  (442,884)  (488,836)
                                                           ---------  ---------
  Net decrease............................................  (414,767)  (474,518)
Units at beginning of year................................ 2,219,809  2,694,327
                                                           ---------  ---------
Units at end of year...................................... 1,805,042  2,219,809
                                                           =========  =========

8.Contract Owner Meetings for 1999 (Unaudited)

At a Special Meeting of Contractholders of New England Variable Annuity Fund I held on October 15, 1999, sufficient votes were represented to constitute a quorum, and Contractholders voted to approve the following proposals:

1.To fix the number of members of the Board of Managers at ten members.

      Voted For         Voted Against           Abstained Votes           Total Votes
     ------------       -------------           ---------------           ------------
     1,047,744.62         20,213.03                20,664.33              1,088,622.00

2.To elect a Board of Managers:

Managers                                 Voted For   Withheld Votes Total Votes
--------                                ------------ -------------- ------------
John J. Arena.......................... 1,071,070.01   17,551.99    1,088,622.00
Edward A. Benjamin..................... 1,071,070.01   17,551.99    1,088,622.00
Mary Ann Brown......................... 1,071,070.01   17,551.99    1,088,622.00
John W. Flynn.......................... 1,071,070.01   17,551.99    1,088,622.00
Anne M. Goggin......................... 1,071,070.01   17,551.99    1,088,622.00
Nancy Hawthorne........................ 1,071,070.01   17,551.99    1,088,622.00
Joseph M. Hinchey...................... 1,071,070.01   17,551.99    1,088,622.00
Robert B. Kittredge.................... 1,071,070.01   17,551.99    1,088,622.00
John T. Ludes.......................... 1,071,070.01   17,551.99    1,088,622.00
Dale Rogers Marshall................... 1,071,070.01   17,551.99    1,088,622.00

NEW ENGLAND VARIABLE ANNUITY FUND I
NOTES TO FINANCIAL STATEMENTS -- Continued


3. To replace the fundamental investment objective of the Fund with an otherwise identical, non-fundamental investment objective.

     Voted For         Voted Against             Abstained Votes             Total Votes
     ----------        -------------             ---------------             ------------
     975,148.34          92,333.62                  21,140.03                1,088,622.00

4. To approve or disapprove certain changes to the fundamental investment restrictions of the Fund in order to adopt a set of standardized investment restrictions.

      Voted For         Voted Against           Abstained Votes           Total Votes
     ------------       -------------           ---------------           ------------
     1,004,555.02         49,824.66                34,242.31              1,088,622.00

4a.Eliminate fundamental investment restriction relating to investments of a single issuer.

     Voted For         Voted Against             Abstained Votes             Total Votes
     ----------        -------------             ---------------             ------------
     978,940.53          82,497.90                  27,183.55                1,088,622.00

4b. Revise the fundamental investment restriction relating to concentration of investment in one industry.

     Voted For         Voted Against             Abstained Votes             Total Votes
     ----------        -------------             ---------------             ------------
     986,679.57          77,695.39                  24,247.03                1,088,622.00

4c. Revise the fundamental restriction relating to borrowings.

     Voted For         Voted Against             Abstained Votes             Total Votes
     ----------        -------------             ---------------             ------------
     968,259.19          99,262.75                  21,100.05                1,088,622.00

4d. Revise the fundamental investment restriction relating to underwriting of securities.

     Voted For         Voted Against             Abstained Votes             Total Votes
     ----------        -------------             ---------------             ------------
     988,333.68          78,870.80                  21,417.51                1,088,622.00

4e. Eliminate the fundamental investment restriction relating to the purchase of restricted securities.

     Voted For         Voted Against             Abstained Votes             Total Votes
     ----------        -------------             ---------------             ------------
     988,578.36          77,762.87                  22,280.76                1,088,622.00

4f. Revise the fundamental investment restriction relating to investments in real estate.

     Voted For         Voted Against             Abstained Votes             Total Votes
     ----------        -------------             ---------------             ------------
     994,166.63          71,796.43                  22,658.93                1,088,622.00

4g. Revise the fundamental investment restriction relating to investments in commodities.

     Voted For         Voted Against             Abstained Votes             Total Votes
     ----------        -------------             ---------------             ------------
     995,724.11          71,797.82                  21,100.05                1,088,622.00

4h. Revise the fundamental investment restriction relating to making loans.

     Voted For         Voted Against             Abstained Votes             Total Votes
     ----------        -------------             ---------------             ------------
     975,719.49          83,772.11                  29,130.39                1,088,622.00

REPORT OF INDEPENDENT AUDITORS'

To the Board of Managers and the Contract Owners of New England Variable Annuity Fund I

We have audited the accompanying statement of assets and liabilities of New England Variable Annuity Fund I (the "Fund"), including the schedule of portfolio investments, as of December 31, 1999, and the related statements of operations for the year then ended, changes in net assets for the two years then ended, and selected per unit data and ratios for the three years then ended. These financial statements and selected per unit data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected per unit data and ratios based on our audit. The selected per unit data and ratios for each of the two years ended December 31, 1996 were audited by other auditors whose report dated January 31, 1997 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. Where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of New England Variable Annuity Fund I as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for the two years then ended, and selected per unit data and ratios for the three years then ended, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 7, 2000

New England Variable Annuity Fund I
is a separate account of
Metropolitan Life Insurance Company
One Madison Avenue
New York, New York 10010

Board of Managers
Anne M. Goggin, Chairman
John J. Arena
Edward A. Benjamin
Mary Ann Brown
John W. Flynn
Nancy Hawthorne
John T. Ludes
Dale Rogers Marshall

Designated Office for Contractholder Services
New England Life Insurance Company
501 Boylston Street
Boston, Massachusetts 02116-3700
(617) 578-2000

Investment Adviser
Capital Growth Management Limited Partnership
One International Place
Boston, Massachusetts 02110

Distributor
New England Securities Corporation
399 Boylston Street
Boston, Massachusetts 02116

Legal Counsel
Ropes & Gray
One International Place
Boston, Massachusetts 02110

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

This report has been prepared for the contract owners of the Fund and is authorized for distribution to prospective investors in the Fund when it is accompanied or preceded by a current prospectus.


--------------------------------------------------------------------------------

EQUAL OPPORTUNITY EMPLOYER M/F

New England Financial is the service mark for New England Life Insurance Company, Boston, MA and related companies.

VA-176-00
[LOGO OF NEW ENGLAND]

--------------------------------------------------------------------------------
NEW ENGLAND
VARIABLE ANNUITY
FUND I

Twenty-Ninth Annual Report
December 31, 1999